Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions	Provisions

	2024	2023
(in $ millions)	$	$
Site restoration	24	25
Legal and others	37	32
	61	57

	2024	2023
(in $ millions)	$	$
Non-current	20	18
Current	41	39
	61	57
i)                   Site restoration

	2024	2023
(in $ millions)	$	$
Balance at January 1	25	24
Provisions made during the year	*	1
Provisions reversed during the year	(1)	*
Effect of movements in exchange rates	*	*
Balance at December 31	24	25
*Amount less than $1 million
The provisions relate to the cost of dismantling and removing assets and restoring the premises to its original condition as stipulated in the lease agreements.
ii)                  Legal and others

	2024	2023
(in $ millions)	$	$
Balance at January 1	32	32
Provisions made during the year	5	*
Provisions reversed during the year	*	*
Effect of movements in exchange rates	*	*
Balance at December 31	37	32
*Amount less than $1 million
The balance primarily includes provisions in relation to legal claims, including a claim filed by the competition authority in Malaysia in consideration of the Group’s position of market strength in the Mobility segment. The outcome of this legal claim is not expected to give rise to any significant loss beyond the amount of provision as at December 31, 2024.